Financial Instruments (Details Textual) ₪ in Thousands	Dec. 31, 2018 ILS (₪)
EURO [Member]
Financial Instruments (Textual)
Carrying amounts of these investments	₪ 46,739
USD [Member]
Financial Instruments (Textual)
Carrying amounts of these investments	₪ 13,586